Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes

	Year Ended December 31,
	2021	2020	2019
U.S.	$(104,838)	$(101,146)	(119,221)
Foreign	25,803	25,278	21,447

Loss before income taxes	$(79,035)	$(75,868)	(97,774)

Schedule of Provision for/(Benefit From) Income Taxes
The provision for/(benefit from) income taxes for the years ended is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$(6)	(67)
State	692	850	711
Foreign	6,853	5,086	5,792

Current tax expense/(benefit)	$7,545	$5,930	6,436
Deferred:
Federal	963	237	(2,128)
State	(1,483)	1,513	(9,604)
Foreign	19	185	(717)

Deferred tax expense/(benefit)	(501)	1,935	(12,449)

Provision for/(benefit from) income taxes	$7,044	$7,865	(6,013)

Summary of Reconciliation Between the Statutory Tax Rate and Its Effective Tax Rate
A reconciliation between the Company’s statutory tax rate and its effective tax rate is summarized as follows:

	Year Ended December 31,
	2021	2020	2019
U.S. federal statutory rate	21.0%	21.0%	21.0%
Increase (reduction) resulting from:
U.S. state income taxes, net of federal benefits	1.2	(3.0)	9.2
Non-deductible/non-taxable items	2.9	(0.3)	(1.5)
Uncertain tax positions	(0.2)	(0.1)	—
Tax on unremitted earnings	(0.9)	0.1	(1.1)
Foreign tax rate differential	(1.1)	(0.7)	(0.5)
Change in valuation allowance	(31.4)	(18.3)	(16.1)
Foreign tax expense	(0.1)	0.6	0.3
Global intangible low-taxed income (GILTI)	(2.8)	(6.5)	(4.5)
Divestiture of Kapow	—	(4.2)	—
Return to provision	2.5	1.0	(0.6)

Effective tax rate	(8.9)%	(10.4)%	6.2%

Summary of Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are summarized as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts	$1,234	$805
Accrued expenses and other	1,549	995
Right of use asset	11,036	14,391
Basis difference in fixed assets	834	—
Stock-based compensation	20,546	14,489
Foreign tax and other credit carryforward	9,120	9,120
Net operating loss carryforwards	120,545	123,716
Capitalized software	24,115	18,765
Other	4,433	3,256

Deferred tax assets	$193,412	$185,537
Less: valuation allowance	(108,122)	(81,461)

Net deferred tax assets	85,290	104,076

Deferred tax liabilities:
Accrued expenses	(7,586)	(6,730)
Right of use liability	(7,150)	(9,535)
Fixed assets	(751)	(784)
Intangible assets	(84,095)	(101,941)

Total deferred tax liabilities	(99,582)	(118,990)

Net deferred tax assets (liabilities)	$(14,292)	$(14,914)

Summary of Change in Valuation Allowance
The change in the Company’s valuation allowance is as follows (in thousands):

	As of December 31,
	2021	2020	2019
Valuation allowance, beginning of year	$81,461	$72,783	$44,752
Increase	26,661	8,678	28,031

Valuation allowance, end of year	$108,122	$81,461	$72,783

Summary of Estimated Values of Gross Uncertain Tax Positions	The estimated values of the Company’s gross uncertain tax positions are as follows (in thousands):

	As of December 31,
	2021	2020	2019
Unrecognized tax benefits, beginning of year	$865	$853	$833
Reductions for tax positions for prior years	116	56	100
Lapse of statute of limitations	(39)	(44)	(80)

Unrecognized tax benefits, end of year	$942	$865	$853